Accounts Receivable, net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, net
Accounts Receivable, net

5. Accounts Receivable, net

Accounts receivable, net consists of the following:

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000

Accounts receivable	302,200	280,911
Less: allowance for credit losses	(122,039)	(83,383)
Accounts receivable, net	180,161	197,528

Accounts receivable are generally non-interest bearing and are on terms between 90 to 270 days. In some cases, these terms are extended for certain qualifying long-term customers who have met specific credit requirements.

As of December 31, 2022, accounts receivable amounted to RMB 158.1 million has been derived from providing financing to the customer in connection with the advertisement agent services that mentioned in Note 2 (n)(II)(iv), such accounts receivable amounted to RMB 129.4 million as of December 31, 2021. There were no such accounts receivable as of December 31, 2020.

The movements in the allowance for credit losses are as follows:

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(11,413)	(124,204)	(122,039)
Reversal/(addition) of allowance for credit losses, net	(125,563)	(8,681)	30,192
Write-offs	12,772	10,846	8,464
Balance at end of the year	(124,204)	(122,039)	(83,383)

The reversal/(addition) of allowance for credit losses, net was mainly due to improved collection of accounts receivable amounted to RMB33.3 million.